Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,412	$ 13,801
Accounts receivable trade	1,437	252
Due from related parties	$ 0	$ 142
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 650	$ 664
Prepaid expenses	601	546
Vessel held for sale	14,880	0
Other current assets	503	3,685
Total current assets	24,483	19,090
Fixed assets:
Vessels, net	110,589	104,819
Right-of-use assets	27,560	47,706
Total fixed assets	138,149	152,525
Other non-current assets:
Restricted cash, non-current	350	700
Other non-current assets	1,155	0
Equity method investment	3,588	0
Deferred charges and other investments, non-current	4,348	2,490
TOTAL ASSETS	172,073	174,805
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $723 and $566, respectively	17,650	8,691
Finance lease liabilities, current	2,032	31,420
Due to related parties	$ 7,271	$ 450
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 1,823	$ 3,308
Accrued liabilities	2,682	8,045
Deferred revenue	1,395	527
Dividends payable	663	652
Total current liabilities	33,516	53,093
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $989 and $742, respectively	61,103	55,843
Finance lease liabilities, non-current	16,938	0
Other liabilities, non-current	428	0
Total liabilities	111,985	108,936
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at December 31, 2024 and 2023, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at December 31, 2024 and 2023; 8,844,267 and 8,694,630 shares issued and outstanding as at December 31, 2024 and 2023, respectively	1	1
Additional paid-in capital	39,176	38,916
Accumulated other comprehensive loss	(4)	0
Retained earnings	20,915	26,952
Total Stockholders' equity	60,088	65,869
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 172,073	$ 174,805